Schedule I - Additional Information of Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Cash provided by (used in) operating activities	¥ (414,569)	$ (59,283)	¥ 642,807	¥ 243,898
Cash flows from investing activities:
Purchase of long-term investments	(14,850)	(2,124)	(150,181)	(120,900)
Purchases of short-term investments	(275,000)	(39,324)	(421,635)	(421,798)
Cash provided by (used in) investing activities	(136,152)	(19,470)	(424,401)	172,013
Cash flows from financing activities:
Proceeds from exercise of options	2,456	351	1,518	2,822
Deferred finance cost	(21,717)	(3,106)
Repurchase of ordinary shares	(92,274)	(13,195)	(184,295)	(160,068)
Repayment for short-term borrowings	(466,000)	(66,637)	(969,558)	(397,966)
Cash provided by (used in) financing activities	(13,680)	(1,957)	(307,708)	68,703
Net (decrease) increase in cash, cash equivalents	(564,222)	(80,684)	(88,013)	487,070
Cash, cash equivalent and restricted cash at the beginning of the year	2,102,683	300,680	2,190,696	1,703,626
Cash, cash equivalent and restricted cash at the end of the year	1,538,461	219,996	2,102,683	2,190,696
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	6,038	863	15,016	7,056
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Cash provided by (used in) operating activities	(70)	(10)	6,154	7,869
Cash flows from investing activities:
Purchase of long-term investments	0	0	(56,738)
Purchases of short-term investments				(71,570)
Investments in and loan to subsidiaries	(117,217)	(16,762)	(226,642)	(14,573)
Collection of investments in and loan to subsidiaries	234,796	33,576	450,071	223,171
Cash provided by (used in) investing activities	117,579	16,814	166,691	137,028
Cash flows from financing activities:
Proceeds from exercise of options	2,456	351	1,518	2,822
Deferred finance cost	(19,672)	(2,813)
Repurchase of ordinary shares	(92,274)	(13,195)	(184,295)	(160,068)
Cash provided by (used in) financing activities	(109,490)	(15,657)	(182,777)	(157,246)
Net (decrease) increase in cash, cash equivalents	8,019	1,147	(9,932)	(12,349)
Cash, cash equivalent and restricted cash at the beginning of the year	12,267	1,754	22,199	34,548
Cash, cash equivalent and restricted cash at the end of the year	¥ 20,286	$ 2,901	¥ 12,267	¥ 22,199